Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurements
Fair Value Measurements

(13) Fair Value Measurements

        In accordance with ASC Topic 820—Fair Value Measurements and Disclosures ("ASC 820"), the Partnership utilizes the market approach to measure fair value for its financial assets and liabilities. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets, liabilities or a group of assets or liabilities, such as a business.

        ASC 820 utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

  •
  Level 1—Quoted prices in active markets for identical assets and liabilities

  •
  Level 2—Other significant observable inputs (including quoted prices in active markets for similar assets or liabilities)

  •
  Level 3—Significant unobservable inputs (including the Partnership's own assumptions in determining the fair value)

        The following table sets forth the assets and liabilities measured at fair value on a recurring basis, by input level, as of March 31, 2013 and December 31, 2012:

	March 31, 2013
	Level 1	Level 2	Level 3	Total
	(in thousands)
Location and Description
Other current assets (marketable securities)	$50	$—	$—	$50
Other current assets (derivative agreements)	—	—	—	—
Other long-term assets (derivative agreements)	—	1,461	—	1,461

Total Assets	$50	$1,461	$—	$1,511

Other current liabilities (derivative agreements)	$—	$(35,781)	$—	$(35,781)
Other current liabilities (other fair value measurements)	—	(31,960)	—	(31,960)
Other long-term liabilities (derivative agreements)	—	—	—	—

Total Liabilities	$—	$(67,741)	$—	$(67,741)

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(in thousands)
Location and Description
Other current assets (marketable securities)	$38	$—	$—	$38
Other current assets (derivative agreements)	—	—	—	—
Other long-term assets (derivative agreements)	—	938	—	938

Total Assets	$38	$938	$—	$976

Other current liabilities (derivative agreements)	$—	$(67,747)	$—	$(67,747)
Other current liabilities (other fair value measurements)	—	(1,072)	—	(1,072)
Other long-term liabilities (derivative agreements)	—	—	—	—

Total Liabilities	$—	$(68,819)	$—	$(68,819)

        As of March 31, 2013 and December 31, 2012, the only financial assets and liabilities that are measured at fair value on a recurring basis are CVR Refining's marketable securities, derivative instruments and certain other current liabilities. Additionally, the fair value of the debt issuances is disclosed in Note 8 ("Long-Term Debt"). The commodity derivative contracts and other current liabilities which use fair value measurements are valued using broker quoted market prices of similar instruments which are considered level 2 inputs. CVR Refining had no transfers of assets or liabilities between any of the above levels during the three months ended March 31, 2013.

(13) Fair Value Measurements

        ASC Topic 820 — Fair Value Measurements and Disclosures ("ASC 820") established a single authoritative definition of fair value when accounting rules require the use of fair value, set out a framework for measuring fair value and required additional disclosures about fair value measurements. ASC 820 clarifies that fair value is an exit price, representing the amount from the perspective of a market participant that holds the asset or owes the liability at the measurement date.

        ASC 820 discusses valuation techniques, such as the market approach (prices and other relevant information generated by market transactions involving identical or comparable assets, liabilities or a group of assets and liabilities such as a business), the income approach (techniques to convert future amounts to a single current amount based on market expectations about those future amounts including present value techniques and option pricing), and the cost approach (amount that would be required currently to replace the service capacity of an asset which is often referred to as a replacement cost). ASC 820 utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels.

  •
  Level 1 — Quoted prices in active markets for identical assets or liabilities

  •
  Level 2 — Other significant observable inputs (including quoted prices in active markets for similar assets or liabilities)

  •
  Level 3 — Significant unobservable inputs (including CVR Refining's own assumptions in determining the fair value)

        The following table sets forth the assets and liabilities measured at fair value on a recurring basis, by input level, as of December 31, 2012 and 2011.

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(in thousands)
Location and Description
Cash equivalents	$—	$—	$—	$—
Other current assets (marketable securities)	38	—	—	38
Other current assets (derivative agreements)	—	—	—	—
Other long-term assets (derivative agreements)	—	938	—	938

Total Assets	$38	$938	$—	$976

Other current liabilities (derivative agreements)	—	(67,747)	—	(67,747)
Other long-term liabilities (derivative agreements)	—	—	—	—

Total Liabilities	$—	$(67,747)	$—	$(67,747)

	December 31, 2011
	Level 1	Level 2	Level 3	Total
	(in thousands)
Location and Description
Cash equivalents	$2,745	$—	$—	$2,745
Other current assets (derivative agreements)	—	63,051	—	63,051
Other long-term assets (derivative agreements)	—	18,831	—	18,831

Total Assets	$2,745	$81,882	$—	$84,627

Other current liabilities (derivative agreements)	—	—	—	—
Other long-term liabilities (derivative agreements)	—	—	—	—

Total Liabilities	$—	$—	$—	$—

        As of December 31, 2012, the only financial assets and liabilities that are measured at fair value on a recurring basis are CVR Refining's marketable securities and derivative instruments. Additionally, the fair value of the debt issuances is disclosed in Note 10 ("Long-Term Debt"). The commodity derivative contracts are valued using broker quoted market prices of similar commodity contracts using level 2 inputs. CVR Refining had no transfers of assets or liabilities between any of the above levels during the year ended December 31, 2012.